PREMISES AND EQUIPMENT (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Premises:
Property, Plant and Equipment, Gross	$ 47,521,426	$ 48,288,976
Less accumulated depreciation and amortization	13,898,415	13,479,133
Property, Plant and Equipment, Net	33,623,011	34,809,843
Land
Premises:
Property, Plant and Equipment, Gross	10,352,314	10,565,633
Buildings and Improvements
Premises:
Property, Plant and Equipment, Gross	26,164,412	25,872,002
Equipment
Premises:
Property, Plant and Equipment, Gross	10,927,780	11,663,195
Construction in Progress
Premises:
Property, Plant and Equipment, Gross	$ 76,920	$ 188,146